American Century Variable Portfolios, Inc. Prospectus Supplement VP Balanced Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.91%	1.16%
Fee Waiver[1]	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	1.11%

1 The advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$88	$286	$500	$1,115
Class II	$113	$364	$634	$1,404

The following replaces the fifth paragraph under What are the fund's principal investment strategies? on page 6 of the prospectus.
The fixed-income portion of the fund’s portfolio is invested primarily in a diversified portfolio of high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities, bank loans, securities backed by mortgages or other assets and collateralized debt obligations (including collateralized loan obligations). Shorter-term debt securities round out the portfolio. Most of the fixed-income assets will be invested in securities that are rated within the four highest categories by a nationally recognized statistical rating organization. The rating category of a security will be determined at the time of purchase. In the event a security is subsequently downgraded, the fund will not be obligated to dispose of that security, but may continue to hold the security if deemed appropriate by the portfolio managers. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be three and one-half years or longer.

The following replaces the sixth and seventh paragraphs under What are the principal risks of investing in the fund? on page 7 of the prospectus.
Most of the securities purchased by the fixed-income portion of the fund are investment-grade debt securities at the time of purchase. Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the value of the fund’s fixed-income securities could also decrease. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of non-payment. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-95381 1908

American Century Variable Portfolios, Inc. Prospectus Supplement VP Capital Appreciation Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II	Class Y
Management Fee	1.00%	0.90%	0.65%
Distribution and Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.00%	1.15%	0.65%
Fee Waiver[1]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	1.02%	0.52%
1 The advisor has agreed to waive 0.13 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$89	$306	$540	$1,213
Class II	$104	$353	$621	$1,386
Class Y	$53	$195	$350	$799

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-95382 1908

American Century Variable Portfolios, Inc. Prospectus Supplement VP Growth Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.20%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	0.96%

[1]
The advisor has agreed to waive 0.20 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$83	$302	$539	$1,218
Class II	$98	$349	$620	$1,391

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-95383 1908

American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.36%	1.26%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.37%	1.52%
Fee Waiver[1]	0.37%	0.37%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	1.15%
1 The advisor has agreed to waive 0.37 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$102	$398	$715	$1,613
Class II	$117	$445	$795	$1,780

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-95384 1908

American Century Variable Portfolios, Inc. Prospectus Supplement VP Large Company Value Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.90%	0.80%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.91%	1.06%
Fee Waiver[1]	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver	0.76%	0.91%
1 The advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$78	$276	$490	$1,106
Class II	$93	$323	$571	$1,281

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-95385 1908

American Century Variable Portfolios, Inc. Prospectus Supplement VP Mid Cap Value Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	0.87%	1.02%
1 The advisor has agreed to waive 0.14 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$89	$308	$545	$1,224
Class II	$104	$355	$626	$1,396

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-95386 1908

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.20%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.81%	0.96%

[1]
The advisor has agreed to waive 0.20 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$83	$302	$539	$1,218
Class II	$98	$349	$620	$1,391

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-95387 1908

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 1, 2019 ■ Prospectus dated May 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.97%	0.87%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.97%	1.12%
Fee Waiver[1]	0.22%	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	0.90%
1 The advisor has agreed to waive 0.22 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example table on page 2 of the prospectus.

	1 year	3 years	5 years	10 years
Class I	$77	$288	$515	$1,170
Class II	$92	$335	$596	$1,343

©2019 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-95388 1908